Accounts Payable (Tables)	6 Months Ended
Mar. 31, 2024
Accounts Payable [Abstract]
Schedule of Accounts Payable
	March 31, 2024	September 30, 2023
	(Unaudited)
Payable for digital assets	$1,570,653	$176,404
Payable for virtual technology services	373,721	354,687
Total accounts payable	$1,944,374	$531,091